Investment in Other Investment - Schedule of Other Investment by Subsidiaries (Details) - Nichcom Go Sdn Bhd [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Investment by Subsidiaries [Line Items]
Percentage of effective ownership	19.90%
Place of incorporation	Malaysia
Principal activities	Electric vehicles charging facilities